S000028554 [Member] Investment Strategy - iShares MSCI New Zealand ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the MSCI New Zealand All Cap Top 25 Capped Index (the “Underlying Index”). The Underlying Index is a subset of the MSCI New Zealand All Cap Index (the “Parent Index”), which comprises all large-, mid-, small-, and micro-capitalization stocks listed in New Zealand.
The Underlying Index is a free float-adjusted market capitalization weighted index that includes the 25 largest constituents in the Parent Index and is constrained such that no single “group entity” exceeds 25% of the Underlying Index weight and the sum of all group entities with a weight above 5% does not exceed an aggregate of 50% of the Underlying Index weight, as determined by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index also implements a buffer of 10% of the value of each constraint, such that the weight of any single group entity cannot exceed 22.5% of the Underlying Index weight and all group entities with a weight above 4.5% cannot exceed 45% of the Underlying Index weight.
MSCI defines a group entity as a group of companies that operate as an affiliated corporate group but may separately issue listed securities. To determine whether constituents are “group entities,” MSCI analyzes the financial accounts of listed companies holding stakes of 20% or more in other listed companies to determine whether these stakes are controlling in nature and, consequently, whether both companies should be considered as belonging to the same group entity. In certain cases, even in the absence of consolidated accounts, MSCI may also consider two companies as belonging to the same group entity where there is reasonable evidence of control based on other information. All group entities are reviewed on an annual basis, though any change in a group entity resulting from a corporate event (e.g., spin offs) or public disclosure will be implemented at the time of the event or as of the close of the last business day of the month, respectively. The Underlying Index is rebalanced on a quarterly basis.
As of August 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the healthcare and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI Inc. (the “Index Provider” or “MSCI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.